SHARE CAPITAL - Disclosure of number of share purchase warrants outstanding (Details)	12 Months Ended
	Nov. 30, 2021 share $ / shares	Nov. 30, 2020 share $ / shares	Nov. 30, 2019 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers of warrants outstanding | share	9,991,242	6,306,414	0
Weighted average remaining contractual life (year)	4 years 3 months 18 days
Weighted average exercise price	$ 0.41	$ 0.23	$ 0
May 15, 2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.2
Numbers of warrants outstanding | share	160,500
Weighted average remaining contractual life (year)	3 days
Weighted average exercise price	$ 0
September 30, 2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.5
Numbers of warrants outstanding | share	400,582
Weighted average remaining contractual life (year)	10 days
Weighted average exercise price	$ 0.02
January 29, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.25
Numbers of warrants outstanding | share	3,188,160
Weighted average remaining contractual life (year)	1 year 3 months 29 days
Weighted average exercise price	$ 0.08
August 9, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.5
Numbers of warrants outstanding | share	6,242,000
Weighted average remaining contractual life (year)	2 years 11 months 4 days
Weighted average exercise price	$ 0.31